Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments And Contingencies [Line Items]
Total shortfall expenses			$ 8,700
Shortfall expenses		$ 13,400
In re Oatly Group AB Securities Litigation
Commitments And Contingencies [Line Items]
Litigation commitments	$ 9,250
Litigation settlement date	Feb. 16, 2024